EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2024
Classes of employee benefits expense [abstract]
Share-based payment expense ELTI scheme

Amounts in R million		2024	2023	2022

Share based payment expense - ELTI scheme	5.3	26.4	22.0	18.4

TSR performance in relation to percentiles of peer groups performance

Percentile of peers	% of performance shares vesting
< 25th percentile	0%
25th to < 50th percentile	25%
50th to < 75th percentile	75%
≥ 75th percentile	100%

Reconciliation of the number of conditional shares	2024		2023
	Number of Shares	Weighted average price R per share	Number of Shares	Weighted average price R per share
Opening balance	9,524,238		7,593,670
Granted
October 19, 2022			4,922,751
October 25, 2023	2,860,551		—
Vested[1]	(806,582)	17.07	(2,715,604)	11.44
Forfeited	(265,061)		(276,579)
Expired[1]	(806,582)		—

Closing balance	10,506,564		9,524,238
Vesting on	10,506,564		9,524,238
October 22, 2023	—		1,588,120
October 20, 2024	3,122,592		3,081,179
October 19, 2025	4,621,908		4,854,939
October 25, 2026	2,762,064		—
[1] 50% of the total grant did not vest as a result of performance conditions not being met

Monte Carlo simulation pricing model and key inputs

Grant date	October 25, 2023	October 19, 2022	October 20, 2021
Vesting date	October 25, 2026	October 19, 2025	October 20, 2024

Weighted average fair value of 80% performance shares[1]	7.72	5.54	7.34
Weighted average fair value of 20% retention shares	16.24	8.60	12.32
Expected term (years)	3	3	3
Grant date share price of a DRDGOLD share	16.89	9.48	13.55
Expected dividend yield	1.30%	3.24%	3.15%
Expected volatility[2]	44.55%	58.00%	60.20%
Expected risk free rate	8.27%	8.10%	5.78%
[1] The performance conditions are included in the measurement of the grant date fair value as they are classified as market-based performance conditions
[2] Expected volatility has been based on an evaluation of the historical volatility of DRDGOLD’s share price, commensurate with the expected term of the options

Key management personnel remuneration

Key management personnel remuneration

Amounts in R million	Note	2024	2023	2022

- Board fees paid		7.9	7.6	7.8
- Salaries paid		93.2	82.0	82.5
- Short term incentives relating to this cycle		94.0	83.8	84.1
- Market value of long-term incentives vested and transferred	19.1	13.7	31.1	40.1
		208.8	204.5	214.5